Share based compensation - Additional Information (Details) - CNY (¥)	1 Months Ended			3 Months Ended	12 Months Ended
	Nov. 30, 2022	Apr. 30, 2021	Mar. 31, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2017
Aggregate Intrinsic Value
Share options granted				4,033,274
Incremental share-based compensation expense		¥ 0
Share-based compensation expense	¥ 96,605,000			¥ 141,580,000	¥ 163,193,000
2017 Share Incentive Plan
Aggregate Intrinsic Value
Ordinary shares reserved for issuance						51,200,000
Term of the options						10 years
Share options granted			14,196,882
Public Company Plan
Aggregate Intrinsic Value
Ordinary shares reserved for issuance			51,029,546
Term of the options				10 years	10 years
Public Company Plan | Share Options Granted prior To The IPO [Member] | Minimum
Aggregate Intrinsic Value
Vesting period				1 year	1 year
Public Company Plan | Share Options Granted prior To The IPO [Member] | Maximum
Aggregate Intrinsic Value
Vesting period				4 years	4 years
Public Company Plan | Share Options Granted Post IPO [Member] | Minimum
Aggregate Intrinsic Value
Vesting period				1 year	1 year
Public Company Plan | Share Options Granted Post IPO [Member] | Maximum
Aggregate Intrinsic Value
Vesting period				4 years	4 years